Quarterly Results of Operations (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Oct. 25, 2015	Jul. 26, 2015	Apr. 26, 2015	Jan. 25, 2015	Oct. 26, 2014	Jul. 27, 2014	Apr. 27, 2014	Jan. 26, 2014	Oct. 25, 2015	Oct. 26, 2014	Oct. 27, 2013
Quarterly Results of Operations (Unaudited)
Net sales	$ 2,400,858	$ 2,188,587	$ 2,279,345	$ 2,395,073	$ 2,543,771	$ 2,284,947	$ 2,244,866	$ 2,242,672	$ 9,263,863	$ 9,316,256	$ 8,751,654
Gross Profit	495,030	409,390	459,556	444,605	423,584	363,999	378,758	398,642	1,808,581	1,564,983	1,412,816
Net earnings	187,443	146,956	180,435	172,430	171,848	139,014	140,706	154,458	687,264	606,026	530,076
Net Earnings Attributable to Hormel Foods Corporation	$ 187,231	$ 146,938	$ 180,201	$ 171,718	$ 171,264	$ 137,975	$ 140,090	$ 153,348	$ 686,088	$ 602,677	$ 526,211
Basic Earnings Per Share (in dollars per share)	$ 0.71	$ 0.56	$ 0.68	$ 0.65	$ 0.65	$ 0.52	$ 0.53	$ 0.58	$ 2.60	$ 2.28	$ 1.99
Diluted Earnings Per Share (in dollars per share)	$ 0.69	$ 0.54	$ 0.67	$ 0.64	$ 0.63	$ 0.51	$ 0.52	$ 0.57	$ 2.54	$ 2.23	$ 1.95